Operating Expenses	6 Months Ended
Jun. 30, 2025
Operating Expenses [Abstract]
OPERATING EXPENSES

17 OPERATING EXPENSES

17.1 Cost of revenue

	June 30, 2025		June 30, 2024
	USD	AED	AED

Material consumed	8,090	29,707	10,020
Direct salaries and wages	-	-	-
	8,090	29,707	10,020

17.2 Administrative Expenses

	June 30, 2025		June 30, 2024
	USD	AED	AED

Employees benefit expenses	1,444,294	5,303,448	5,252,000
Accommodation expenses	52,186	191,627	170,392
Rent expenses (*)	31,206	114,590	117,573
Depreciation of property plant and equipment (note 6)	175,412	644,113	487,543
Depreciation of right of use asset (note 8)	130,968	480,915	475,543
Utilities and office expenses	52,795	193,862	256,646
Telephone expenses	10,748	39,465	36,154
Government and license fee	2,467	9,060	2,340
Transport expenses	25,462	93,497	145,254
Repairs and maintenance	13,541	49,720	67,329
Bank charges	11,300	41,491	41,547
Professional fee	338,984	1,244,745	970,768
IT expenses	47,668	175,036	236,153
Amortization (note 7)	1,972	7,242	4,118
Foreign exchange loss or gain	29,445	108,122	-
Management Fees	110,639	406,266	478,114
	2,479,087	9,103,199	8,741,474

(*)	The Company adopted IFRS 16 Leases with effect from January 1, 2019. There were no right of use assets and corresponding lease liability recognized as the lease considered as short-term lease.

17.3 Research and development cost

	June 30, 2025		June 30, 2024
	USD	AED	AED

Research and development cost	259,398	952,509	1,781,994

17.4 Profit Distribution Expense

	June 30, 2025		June 30, 2024
	USD	AED	AED

Profit distribution expense	7,989	29,337	-

The Company has agreed with Future General Trading (FGT) to share 100% of the net profit from 3D printing sales. for the period ended June 30, 2025, total sales from 3D printing amounted to AED 59,044 with a cost of AED 29,707, resulting in a net profit of AED 29,337. As per the agreement, FGT is entitled to 100% of the net profit, and the profit share payable to FGT is AED 29,337, which is recognized as a liability as of June 30, 2025.

17.5 Marketing

	June 30, 2025		June 30, 2024
	USD	AED	AED

Marketing expenses	427,677	1,570,429	726,740